Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 19,935	$ 24,892
Accounts receivable, net	85,120	62,636
Unbilled revenue	88,886	95,145
Service Inventories, net	60,589	58,151
Prepaid assets	6,963	6,937
Retention withholdings	22,657	22,011
Other current assets	30,636	29,873
Total current assets	314,786	299,645
Non-current assets
Property, plant and equipment, net	336,468	328,727
Intangible assets	134,218	138,052
Goodwill	570,540	570,540
Other assets	4,166	6,345
Total assets	1,360,178	1,343,309
Liabilities
Accounts payable	81,350	66,264
Accrued expenses	48,524	38,986
Current portion of loans and borrowings	45,689	45,093
Short-term borrowings	24,448	31,817
Income taxes payable	10,609	10,991
Other current liabilities	18,345	29,929
Total current liabilities	228,965	223,080
Loans and borrowings	213,661	225,172
Deferred tax liabilities	29,763	30,756
Other liabilities	32,402	33,310
Total liabilities	504,791	512,318
Commitments (Note 13)
Equity
Additional paid in capital	12,322	1,034
Retained earnings	41,472	28,297
Accumulated other comprehensive income	48	48
Total shareholders' equity	855,387	830,924
Non-controlling interests		67
Total equity	855,387	830,991
Total liabilities and equity	1,360,178	1,343,309
Successor [Member]
Current assets
Cash and cash equivalents	19,935	24,892
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding at March 31, 2019
Common stock, value	801,545	801,545
Additional paid in capital
Retained earnings
Accumulated other comprehensive income
Total shareholders' equity
Non-controlling interests
Total equity
Total liabilities and equity
Predecessor [Member]
Equity
Common stock, value